Shareholder Report	12 Months Ended
May 31, 2026 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
C000260559 [Member]
Shareholder Report [Line Items]
Fund Name	Concourse Capital Focused Equity ETF
Class Name	Concourse Capital Focused Equity ETF
Trading Symbol	CCFE
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about the Concourse Capital Focused Equity ETF (the “Fund”) for the period of June 11, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at https://concourseetf.com/. You can also request this information by contacting us at (215) 330-4476. For information regarding your Fund shares or account, including account balances, transactions, or distributions, please contact your financial intermediary.

Additional Information [Text Block]
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://concourseetf.com/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://concourseetf.com/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$97	0.95%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
During the Period, the Fund remained invested primarily in mid-cap and small-cap U.S. equities across a range of sectors. Over the Period, the Fund’s largest sector exposures were Industrials and Consumer Discretionary, where the sub-adviser’s process identified a broad set of companies trading at prices the sub-adviser believed reflected meaningful discounts to intrinsic value. Average weightings in both sectors exceeded approximately 30% during the year. Industrials held up relatively well, while Consumer Discretionary was weaker. Several Consumer Discretionary positions were pressured beginning in late February 2026 as the conflict with Iran contributed to higher inflation expectations, rising interest rates, and softer consumer confidence. Performance began to recover in mid-May 2026 as those pressures eased.
Top Contributors
The Fund’s two largest contributors for the Period were also its two largest positions, reflecting the impact of the Fund’s position-ranking process.
•Cooper-Standard Holdings Inc. (CPS) — Auto parts manufacturer
•WESCO International Inc. (WCC) — Electrical component distributor
•ArcBest Corporation (ARCB) — Trucking company
Top Detractors
•Lithia Motors, Inc. (LAD) — Auto retailer
•Builder’s FirstSource Inc. (BLDR) — Building materials supplier
•Comstock Resources, Inc. (CRK) — Natural gas company

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

PERFORMANCE
Since Inception (6/11/2025)
Concourse Capital Focused Equity ETF - NAV	10.46%
Solactive GBS United States 1000 Index (net total return)	26.52%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Visit https://concourseetf.com/ for more recent performance information.

Performance Inception Date	Jun. 11, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://concourseetf.com/ for more recent performance information.
Net Assets	$ 39,033,723
Holdings Count | holding	20
Advisory Fees Paid, Amount	$ 328,162
Investment Company, Portfolio Turnover	89.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$39,033,723	Portfolio Turnover Rate*	89%
# of Portfolio Holdings	20	Fund Advisory Fees	$328,162
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Industrials	43.0%
Consumer Discretionary	26.8%
Consumer Staples	7.4%
Health Care	3.7%
Energy	3.4%
Information Technology	3.0%
Cash and Cash Equivalents	12.7%

TOP 10 HOLDINGS (as a % of Net Assets)
Cooper-Standard Holdings, Inc.	11.0%
WESCO International, Inc.	9.0%
Advance Auto Parts, Inc.	7.4%
Premium Brands Holdings Corp.	7.4%
ArcBest Corp.	5.8%
Lithia Motors, Inc.	4.4%
Columbus McKinnon Corp.	4.2%
VF Corp.	3.9%
WillScot Holdings Corp.	3.7%
Tenet Healthcare Corp.	3.7%